FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis - Fuel-Price Risk [Member] - Fuel options [Member] - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Top of Range [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Benchmark price (in Dollars per share)	$ 5
Positions effect on equity	$ 2.7	$ 0.6
Bottom of Range [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Benchmark price (in Dollars per share)	$ (5)
Positions effect on equity	$ (3.3)	$ (0.6)